Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2023
Related party transactions
Schedule of significant related parties and their relationships with the company

Company Name	Relationship with the Company
SINA	Parent and affiliates under common control.

Alibaba	Strategic partner and significant shareholder of the Company.

Schedule of significant related party transactions with the group

	Nine Months Ended September 30,
	2022	2023

	(In thousands)
Transactions with SINA
Revenue billed through SINA	$37,273	$30,933
Revenue from services provided to SINA	25,872	17,670
Total	$63,145	$48,603

Costs and expenses allocated from SINA(1)	$36,010	$27,960
Interest income on loans to SINA	$11,501	$11,204

Transactions with Alibaba
Advertising and marketing revenues from Alibaba – as an advertiser	$64,701	$66,717
Advertising and marketing revenues from Alibaba – as an agent	$223	$—
Services provided by Alibaba	$26,567	$17,754
(1)	Costs and expenses allocated from SINA represented the charges for certain services provided by SINA’s affiliates and charged to the Group using actual cost allocation based on proportional utilization (Note 1). In addition to the allocated costs and expenses, SINA also billed US$27.7 million and US $16.2 million for other costs and expenses incurred by Weibo but paid by SINA for the nine months ended September 30, 2022 and 2023, respectively. During the nine months ended September 30, 2022 and 2023, Weibo allocated US$0.2 million and US$7.2 million to SINA for costs and expenses related to certain of SINA’s activities for which Weibo made the payments, respectively.

Schedule of related party outstanding balance

	As of
	December 31,	September 30,
	2022	2023

	(In thousands)
Amount due from SINA(2)	$487,117	$497,108
Payable to SINA for the acquisition of the equity of STC (Note 8)	$218,402	$—
Accounts receivable due from Alibaba	$75,347	$52,307

Loans to and interest receivable (3) (4)
-Company A (an investee providing online brokerage services)	$110,000	$100,000
-Company B (an investee in real estate business)	454,912	338,386
Total	$564,912	$438,386
(2)	The Group uses amount due from/to SINA to settle balances arising from cost and expenses allocated from SINA based on proportional utilization, other expenditures incurred by Weibo business but paid by SINA, transactions with third-party customers and suppliers settled through SINA, as well as business transactions between Weibo and SINA. As of December 31, 2022 and September 30, 2023, the amount due from SINA also included loans to and interest receivable from SINA of US$420.4 million and US$429.0 million at an annual interest rate ranging from 1.0% to 4.0% of maturity within one year, respectively.
(3)	The annual interest rates of the loans were ranging from 4.0% to 6.5% and the maturities of all loans were up to four years.
(4)	The Group estimates the allowance for credit losses on loans and interest receivables not sharing similar risk characteristic on an individual basis. The key factors considered when determining the above allowances for credit losses include the estimated loan collection schedule, discount rate, and assets and financial performance of the borrowers. For the nine months ended September 30, 2022 and 2023, the Group recognized nil and a reversal of US$2.3 million credit losses on loans to and interest receivable from other related parties, respectively.

Related Parties [Member] | SINA
Related party transactions
Schedule of significant related party transactions with the group

	Nine Months Ended September 30,
	2022	2023

	(In thousands)
Transactions with SINA
Advertising and marketing revenues	$47,979	$33,051
Value-added services revenues	15,166	15,552
Total	$63,145	$48,603